Fair Value of Assets and Liabilities - Significant unobservable inputs (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Weighted average
Quantitative information about the significant unobservable inputs
Ultimate reinvestment spreads	0.01703	0.01657
Significant unobservable inputs (Level 3)
Quantitative information about the significant unobservable inputs
Asset fair value	$ 348,510	$ 285,835
Other assets – Structured settlement annuity reinsurance agreement | Significant unobservable inputs (Level 3)
Quantitative information about the significant unobservable inputs
Asset fair value	$ 313,900	$ 231,491
Other assets – Structured settlement annuity reinsurance agreement | Significant unobservable inputs (Level 3) | Minimum
Quantitative information about the significant unobservable inputs
Ultimate reinvestment spreads	0.01190	0.01298
Other assets – Structured settlement annuity reinsurance agreement | Significant unobservable inputs (Level 3) | Maximum
Quantitative information about the significant unobservable inputs
Ultimate reinvestment spreads	0.02260	0.02036
Derivatives embedded in life contracts – equity-indexed and forward starting options | Significant unobservable inputs (Level 3)
Quantitative information about the significant unobservable inputs
Fair value	$ (19,478)	$ (14,239)
Projected option cost | Derivatives embedded in life contracts – equity-indexed and forward starting options | Significant unobservable inputs (Level 3) | Minimum
Quantitative information about the significant unobservable inputs
Projected option cost	0.039	3.9
Projected option cost | Derivatives embedded in life contracts – equity-indexed and forward starting options | Significant unobservable inputs (Level 3) | Maximum
Quantitative information about the significant unobservable inputs
Projected option cost	0.042	0.042
Projected option cost | Derivatives embedded in life contracts – equity-indexed and forward starting options | Significant unobservable inputs (Level 3) | Weighted average
Quantitative information about the significant unobservable inputs
Projected option cost	0.0401	0.0400